INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Nonparticipant-Directed Investment [Line Items]
Schedule of non-participant directed investments
Information about the net assets at fair value relating to the non-participant-directed investments as of December 31, 2025 and 2024, is as follows:

Net assets:	2025	2024
NJR Common Stock ESOP	$14,331,301	$18,465,658
T. Rowe Price Retirement Year Funds	13,157,101	9,989,256
Total non-participant directed investments	$27,488,402	$28,454,914

Information about the significant components of the changes in net assets relating to the non-participant-directed investments for the year ended December 31, 2025, is as follows:
Changes in net assets:		2025
NJR Common Stock ESOP
Dividend income		$661,456
Net depreciation in fair value of investments		(118,997)
Benefits paid to participants		(4,341,197)
Transfers to participant-directed investments		(336,458)
Miscellaneous receipts (expenses)		2,797
Administrative expenses		(1,958)
Net change		(4,134,357)
NJR Common Stock ESOP - beginning of year		18,465,658
NJR Common Stock ESOP - end of year		$14,331,301

T. Rowe Price Retirement Year Funds
Net appreciation in fair value of investments		$1,930,264
Employer contributions		1,909,476
Transfers to participant-directed investments		(256,186)
Benefits paid to participants		(410,343)
Administrative expenses		(5,366)
Net change		3,167,845
T. Rowe Price Retirement Year Funds - beginning of year		9,989,256
T. Rowe Price Retirement Year Funds - end of year		$13,157,101